Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30282-0001 / D/LAS/795108.1

January 12, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street North East

Washington, DC 20549

Attention:	Office of Small Business

Dear Sirs:

Re: Cascade Energy Inc. Registration Statement on Form SB-2

                              On behalf of Cascade Energy Inc. (the “Company”), we transmit for filing under the Securities Act of 1933, as amended (the “Act”), the Company’s Registration Statement on Form SB-2 for the registration of 107,512,130 shares of the Company’s common stock. Manually executed signature pages have been signed prior to the time of the electronic filing and will be retained by the Company for five years.

The Company has transmitted via wire transfer $2,700 to the account of the Securities and Exchange Commission at Mellon Bank to be applied to the filing fee. The total of these amounts exceed the actual filing fee of $2,645.87.

Please note that the Company requests that the Securities and Exchange Commission permit the Company’s request for acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) of Regulation C (the “Rule”). Pursuant to the Rule, please also be advised that the Company is aware of its obligations under the Act.

If you have any questions regarding the Registration Statement, please contact the undersigned at 604.643.3118.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/jcu

Encls.

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